Commitments	12 Months Ended
Mar. 31, 2012
Commitments/Contingencies [Abstract]
Commitments
11.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases with the exception of one Birks & Mayors location. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2013	$16,387
2014	13,660
2015	11,347
2016	9,412
2017	7,731
Thereafter	14,389

$72,926

Rent expense for the Company was approximately $26.2 million, including $0.5 million of contingent rent for the year ended March 31, 2012, $27.1 million, including $0.3 million of contingent rent for the year ended March 26, 2011 and $25.4 million, including $30,000 of contingent rent for the year ended March 27, 2010.